Annual Total Returns [BarChart] - AMG TimesSquare International Small Cap Fund - Class N	Apr. 24, 2021
Bar Chart Table:
Annual Return 2014	1.81%
Annual Return 2015	12.51%
Annual Return 2016	(0.55%)
Annual Return 2017	38.63%
Annual Return 2018	(24.54%)
Annual Return 2019	29.56%
Annual Return 2020	13.55%